Convertible notes payable at September 30, 2022 and December 31, 2021, were comprised of the following: (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total convertible notes payable, net of financing cost	$ 146,000
Less: current portion	(45,000)
Total convertible notes payable, net of financing cost, long term	$ 101,000
Convertible Debt One [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 0.01
Weighted average interest rate	10.00%
Due date	Dec. 15, 2023
Convertible note	$ 101,000
Opportunity Fund Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 0.005
Weighted average interest rate	10.00%
Due date	Jan. 14, 2024
Convertible note	$ 45,000